Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000165348
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 56,929,689
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$56,929,689
Total number of portfolio holdings	16
Period portfolio turnover rate	46%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	64.4%
Exchange Traded Funds - Debt Funds	34.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165349
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 56,929,689
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$56,929,689
Total number of portfolio holdings	16
Period portfolio turnover rate	46%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	64.4%
Exchange Traded Funds - Debt Funds	34.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165363
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$28	0.51%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 634,760,091
Holdings Count | Holding	205
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$634,760,091
Total number of portfolio holdings	205
Period portfolio turnover rate	53%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Communications	15.5%
Common Stocks - Financial	12.1%
Common Stocks - Industrial	9.0%
Common Stocks - Other	13.0%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165364
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 634,760,091
Holdings Count | Holding	205
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$634,760,091
Total number of portfolio holdings	205
Period portfolio turnover rate	53%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Communications	15.5%
Common Stocks - Financial	12.1%
Common Stocks - Industrial	9.0%
Common Stocks - Other	13.0%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165366
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 100,529,265
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$100,529,265
Total number of portfolio holdings	122
Period portfolio turnover rate	94%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	47.3%
Common Stocks - Communications	20.2%
Common Stocks - Consumer, Non-cyclical	12.6%
Common Stocks - Consumer, Cyclical	7.7%
Common Stocks - Financial	5.3%
Common Stocks - Other	5.0%
Short-Term Investments	2.1%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

C000165367
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 100,529,265
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$100,529,265
Total number of portfolio holdings	122
Period portfolio turnover rate	94%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	47.3%
Common Stocks - Communications	20.2%
Common Stocks - Consumer, Non-cyclical	12.6%
Common Stocks - Consumer, Cyclical	7.7%
Common Stocks - Financial	5.3%
Common Stocks - Other	5.0%
Short-Term Investments	2.1%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

C000165369
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 136,324,119
Holdings Count | Holding	642
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$136,324,119
Total number of portfolio holdings	642
Period portfolio turnover rate	23%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
Japan	14.9%
United States	14.1%
United Kingdom	7.9%
Canada	7.4%
France	5.8%
Germany	5.8%
Switzerland	5.8%
China	5.1%
Other Country	31.9%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

C000165370
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 136,324,119
Holdings Count | Holding	642
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$136,324,119
Total number of portfolio holdings	642
Period portfolio turnover rate	23%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
Japan	14.9%
United States	14.1%
United Kingdom	7.9%
Canada	7.4%
France	5.8%
Germany	5.8%
Switzerland	5.8%
China	5.1%
Other Country	31.9%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

C000165372
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 258,237,746
Holdings Count | Holding	279
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$258,237,746
Total number of portfolio holdings	279
Period portfolio turnover rate	73%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	25.7%
Common Stocks - Consumer, Non-cyclical	23.6%
Common Stocks - Consumer, Cyclical	16.5%
Common Stocks - Industrial	12.0%
Common Stocks - Financial	8.7%
Common Stocks - Other	12.0%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165373
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 258,237,746
Holdings Count | Holding	279
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$258,237,746
Total number of portfolio holdings	279
Period portfolio turnover rate	73%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	25.7%
Common Stocks - Consumer, Non-cyclical	23.6%
Common Stocks - Consumer, Cyclical	16.5%
Common Stocks - Industrial	12.0%
Common Stocks - Financial	8.7%
Common Stocks - Other	12.0%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165381
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 228,467,759
Holdings Count | Holding	275
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$228,467,759
Total number of portfolio holdings	275
Period portfolio turnover rate	57%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	23.9%
Common Stocks - Financial	23.7%
Common Stocks - Industrial	13.9%
Common Stocks - Consumer, Cyclical	8.7%
Common Stocks - Technology	8.5%
Common Stocks - Other	19.9%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165382
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 228,467,759
Holdings Count | Holding	275
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$228,467,759
Total number of portfolio holdings	275
Period portfolio turnover rate	57%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	23.9%
Common Stocks - Financial	23.7%
Common Stocks - Industrial	13.9%
Common Stocks - Consumer, Cyclical	8.7%
Common Stocks - Technology	8.5%
Common Stocks - Other	19.9%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165384
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 48,152,614
Holdings Count | Holding	301
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$48,152,614
Total number of portfolio holdings	301
Period portfolio turnover rate	41%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Energy	22.2%
Corporate Bonds and Notes - Financial	19.9%
Corporate Bonds and Notes - Consumer, Cyclical	13.9%
Corporate Bonds and Notes - Communications	13.6%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.8%
Corporate Bonds and Notes - Other	18.0%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

C000165385
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 48,152,614
Holdings Count | Holding	301
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$48,152,614
Total number of portfolio holdings	301
Period portfolio turnover rate	41%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Energy	22.2%
Corporate Bonds and Notes - Financial	19.9%
Corporate Bonds and Notes - Consumer, Cyclical	13.9%
Corporate Bonds and Notes - Communications	13.6%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.8%
Corporate Bonds and Notes - Other	18.0%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

C000165351
Shareholder Report [Line Items]
Fund Name	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 58,013,091
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$58,013,091
Total number of portfolio holdings	417
Period portfolio turnover rate	39%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	41.4%
Agency Mortgage Backed Securities	28.6%
Asset Backed and Commercial Backed Securities	23.6%
U.S. Treasury Securities and Agency Bonds	1.9%
Other Investments	1.1%
Sovereign Debts	1.0%
Other Assets Less Liabilities - Net	2.4%
Total	100.0%